UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Institutional Advisors LLC
Address:    2201 RIDGEWOOD ROAD #180
            WYOMISSING, PA 19610


13F File Number: 028-14004

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES D KING
Title: PRESIDENT
Phone: 610-371-2084
Signature, Place, and Date of Signing:

JAMES D KING    WYOMISSING PA    01/04/2013

Report Type     (Check only one)
                [ ]            13F HOLDINGS REPORT
                [X]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

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